CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	¥ (193,078)	¥ (229,779)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of debt issuance cost and debt discount	57,135	53,512
Depreciation and amortization	709,223	523,213
Operating lease cost relating to prepaid land use rights	5,217
Gain on disposal of property and equipment	(587)	(302)
Share-based compensation expense	133,842	62,934
Gain from purchase price adjustment	(55,154)
Loss from equity method investment	2,886
Allowance for doubtful accounts	319	81
Deferred tax benefit	(60,264)	(20,852)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(427,796)	(318,442)
VAT recoverable	(149,564)	(148,832)
Prepaid expenses	(23,318)	(19,626)
Other current assets	(5,953)	(27,688)
Other non-current assets	(50,678)	(7,574)
Accounts payable	94,492	37,142
Deferred revenue	(31,195)	27,823
Accrued expenses and other payables	22,993	114,743
Other long-term liabilities	23,094	5,231
Operating leases	(35,376)	4,520
Net cash provided by operating activities	16,238	56,104
Cash flows from investing activities
Payments for purchase of property and equipment and land use rights	(3,564,025)	(1,351,549)
Cash acquired from the business combinations	2,349
Cash paid for the business combinations	(320,000)
Cash paid for the asset acquisitions	(4,582)	(22,113)
Cash paid for equity investments		(6,000)
Refund of deposits (deposits paid) for potential acquisitions	(15,000)	1,000
Proceeds from sale of property and equipment	16,422	5,069
Net cash used in investing activities	(3,884,836)	(1,373,593)
Cash flows from financing activities:
Proceeds from short-term borrowings	496,653	201,969
Proceeds from long-term borrowings	2,702,543	2,741,183
Repayment of short-term borrowings	(158,375)	(613,368)
Repayment of long-term borrowings	(1,196,269)	(1,140,222)
Payment of issuance cost of borrowings	(55,677)	(119,832)
Proceeds from exercise of stock options	77,415	43,508
Net proceeds from issuance of ordinary shares	3,560,004	2,982,242
Net proceeds from issuance of redeemable preferred shares		989,349
Payment of redeemable preferred shares dividends	(40,068)	(11,458)
Payment under finance lease and other financing obligations	(78,888)	(196,310)
Proceeds from other financing arrangements	621,162
Deferred payments for purchase of property and equipment	(34,432)
Payment of contingent consideration for the acquisition of subsidiaries	(21,676)	(107,684)
Net cash provided by financing activities	5,872,392	4,769,377
Effect of exchange rate changes on cash and restricted cash	49,487	113,320
Net increase in cash and restricted cash	2,053,281	3,565,208
Cash and restricted cash at beginning of period	5,973,262	2,284,748
Cash and restricted cash at end of period	8,026,543	5,849,956
Supplemental disclosures of cash flow information
Interest paid	488,256	383,423
Income tax paid	71,097	8,175
Supplemental disclosures of non-cash investing and financing activities
Changes in consideration payable for the acquisition of subsidiaries	561,926	10,000
Settlement of liability-classified restricted share award	¥ 4,675	¥ 3,627